Selected Quarterly Consolidated Financial Information (Unaudited) - Selected Quarterly Financial Data Consolidated Financial Statements (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest and dividend income	$ 25,213	$ 24,320	$ 23,255	$ 22,416	$ 22,183	$ 21,181	$ 20,968	$ 20,637	$ 95,204	$ 84,969	$ 78,812
Interest expense	5,186	5,223	4,936	4,790	4,844	4,742	4,573	4,786	20,135	18,945	20,972
Net interest income	20,027	19,097	18,319	17,626	17,339	16,439	16,395	15,851	75,069	66,024	57,840
Provision for loan losses	1,840	151	3,219	1,260	2,803	2,344	2,170	1,264	6,470	8,581	3,663
Net interest income, after provision for loan losses	18,187	18,946	15,100	16,366	14,536	14,095	14,225	14,587	68,599	57,443	54,177
Non-interest income	5,101	5,234	4,720	4,361	4,169	4,539	8,660	3,893	19,416	21,261	15,388
Non-interest expenses	17,041	15,587	15,595	16,292	15,517	14,366	14,799	15,266	64,515	59,948	50,994
Income before income taxes	6,247	8,593	4,225	4,435	3,188	4,268	8,086	3,214
Provision for income taxes	2,232	3,272	1,200	1,367	1,079	1,554	2,639	1,058	8,071	6,330	6,601
Net income	$ 4,015	$ 5,321	$ 3,025	$ 3,068	$ 2,109	$ 2,714	$ 5,447	$ 2,156	$ 15,429	$ 12,426	$ 11,970
Income per share:
Basic	$ 0.19	$ 0.25	$ 0.14	$ 0.14	$ 0.10	$ 0.13	$ 0.25	$ 0.10	$ 0.71	$ 0.57	$ 0.55
Diluted	$ 0.18	$ 0.24	$ 0.14	$ 0.14	$ 0.10	$ 0.12	$ 0.25	$ 0.10	$ 0.70	$ 0.57	$ 0.55
Weighted average shares:
Basic	21,628,168	21,632,828	21,649,423	21,639,122	21,617,801	21,606,540	21,630,660	21,662,471	21,637,344	21,629,668	21,805,143
Diluted	22,035,664	22,000,504	21,962,628	21,952,607	21,925,933	21,871,578	21,808,507	21,826,307	21,987,809	21,858,381	21,931,863